Total Capital and Net Income Per Common Unit (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Incentive Distributions
The General Partner is entitled to incentive distributions if the amount the Partnership distributes to common unitholders with respect to any quarter exceeds specified target levels shown below:

Quarterly Distribution Target Amount (per unit)	Unitholders	General Partner
Minimum quarterly distribution of $0.4125	98%	2%
Up to $0.4625	98%	2%
Above $0.4625 up to $0.5375	85%	15%
Above $0.5375 up to $0.6500	75%	25%
Above $0.6500	50%	50%

Issuances of Common Units
The following table summarizes the issuances of common and preferred units over the three years ending December 31, 2016:

Date	Units Issued	Type of Units	Offering Price	Gross Proceeds (i) $	Net Proceeds $	Teekay Corporation’s Ownership After the Offering(ii)	Use of Proceeds
July 2014 Public Offering	3,090,000	Common	$44.65	140,784	140,484	33.96%	Prepayment of revolving credit facilities, funding of the Yamal LNG Project and funding newbuilding installments
Continuous offering program during 2014	1,050,463	Common	(iii)	42,556	41,655	(iii)	General partnership purposes including funding newbuilding installments
Continuous offering program during 2015(iv)	1,173,428	Common	(iii)	36,274	35,374	(iii)	General partnership purposes, including funding newbuilding installments
October 2016 Public Offering (v)	5,000,000	Preferred	$25.00	125,000	120,707	(v)	General partnership purposes, including debt repayments and funding newbuilding installments

(i)	Including the General Partner’s 2% proportionate capital contribution.

(ii)	Including Teekay Corporation’s indirect 2% general partner interest relating to common unit offerings.

(iii)
Commencing in May 2013, the Partnership implemented a continuous offering program (or COP) under which the Partnership may issue new common units, representing limited partner interests, from time to time at market prices up to a maximum aggregate amount of $100 million.

(iv)
Includes 160,000 common units sold under the COP in December 2014 for which net proceeds of $6.8 million (including the General Partner’s 2% proportionate capital contribution) were received in January 2015.

(v)
On October 5, 2016, the Partnership issued Series A Preferred Units at a rate of 9.0% per annum of the stated liquidation preference of $25.00 per unit. At any time on or after October 5, 2021, the Partnership may redeem the Series A Preferred Units, in whole or in part, at a redemption price of $25.00 per unit plus all accumulated and unpaid distributions to the date of redemption, whether or not declared.